COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]
10.	COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company had no significant commitments or contractual obligations with any parties respecting executive compensation, consulting arrangements, or other matters other than disclosed below. Management services provided are on a month-to-month basis.

The Company has entered into leases for the provision of facility space and capital assets until May 31, 2021 and July 31, 2022. The Company’s future minimum lease payments for its leases are as follows:

Fiscal year ending December 31, 2019	$ 69,091	(CDN $ 94,257)
Fiscal year ending December 31, 2020	61,849	(CDN $ 84,378)
Fiscal year ending December 31, 2021	26,817	(CDN $ 36,585)
Fiscal year ending December 31, 2022	5,248	(CDN $ 7,160)
Total	$ 163,005	(CDN$222,380)